UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31

Date of reporting period: JULY 1, 2014 - JUNE 30, 2015

ITEM	1. PROXY VOTING RECORD.

Issuer Name: Hawaiian Telecom Holdco, Inc

Ticker: HCOM

CUSIP: 420031-106

Meeting Date:                                                    May 1, 2015                                                           Meeting Type: Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Elect the following seven directors for a year term:

	Richard A. Jalkut	Issuer	For	For
	Kurt M. Cellar	Issuer	For	For
	Walter A. Dods, Jr.	Issuer	For	For
	Warren H. Haruki	Issuer	For	For
	Steven C. Oldham	Issuer	For	For
	Bernard R. Phillips III	Issuer	For	For
	Eric K. Yeaman	Issuer	For	For

2

To approve amended and restated bylaws to increase the maximum number of directors that may constitute our BOD from seven to nine and to clarify that the number of directors within the specified range that constitute the board is determined by resolution of the BOD:

		Issuer	For	For

3	To ratify the appointment of Deloitte & Touche LLP as the Company’s independent registered public accounting firm for 2015:	Issuer	For	For

Issuer Name: Tanker Investments Ltd.

Ticker: TIL

SEDOL:BJBPW44

Meeting Date:                                           February 10, 2015                                       Meeting Type: Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	To elect the following persons as directors of the company of the ensuing year:

	Tim Gravely	Issuer	For	For
	Alan Carr	Issuer	For	For
	Oivind Solvang	Issuer	For	For

2

To approve and ratify the remuneration paid for the year Ended December 31, 2014 and to be paid in each following Year with respect to (A) the chair of the BOD in an Amount not to exceed USD 120,000 in cash, and with respect To each director (other than the chair of the board of directors) In an amount not to exceed USD 100,000 (with up to USD 50,000 Of such total payable in stock) for their service as members of the Board of directors; and (B) an additional annual amount not to Exceed, with respect to each member of the audit committee (other Than the chair of the audit committee), USD 7,500 for their service asMembers of the audit committee

		Issuer	For	For

3	to amend the amended and restated articles of incorporation of the company to remove reference that the company’s BOD may remove a director without cause: section 5.5(A)	Issuer	For	For

Issuer Name: ST BARBARA LTD NPV

Ticker:

CUSIP:

Meeting Date:                                           November 25, 2014                                              Meeting Type: Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Elect the following two directors for a year term:

	Colin Wise	Issuer	For	For
	Tim Netscher	Issuer	For	For

2	Adoption of Remuneration Report	Issuer	For	For

3	Approval of issue of shares to Robert (Bob) Vassie, Managing Director and Chief Executive Officer	Issuer	For	For

4	Approval of issue performance rights to Robert (Bob) Vassie, Managing Director and Chief Executive Officer	Issuer	For	For

Issuer Name: RMG Networks Holding Corporation

Ticker: RMGN

CUSIP: 78404K103

Meeting Date:                                            May 12, 2015                                              Meeting Type: Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1

To approve, for purposes of NASDAQ Listing Rule 5635, the issuance by the Company of 24,499,999 shares of the Company’s common stock upon the conversion of 249,999.99 shares of the Company’s Series A convertible preferred

		Issuer	For	For

Issuer Name: Tropicana Entertainment, Inc.

Ticker: TCPA

CUSIP: 89708X204

Meeting Date:                                                    May 13, 2015                                                     Meeting Type: Annual

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Election of directors:
For
	Daniel A. Cassella	Issuer	For	For
	Hunter C. Gary	Issuer	For	For
	Carl C. Icahn	Issuer	For	For
	William A. Leidesdorf	Issuer	For	For
	Daniel A. Ninivaggi	Issuer	For	For
	Daniel H. Scott	Issuer	For	For
	Anthony P. Rodio	Issuer	For	For
	Keith Cozza	Issuer	For	For

2	Ratification of Grant Thornton, LLP as the Company’s Independent Registered Public Accounting Firm for 2015:	Issuer	For	For

3	Advisory resolution to approve executive compensation	Issuer	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By: /s/ Elizabeth Greenwood

      ----------------------------------

Name: Elizabeth Greenwood

Title: Chief Compliance Officer

Date: August 27, 2015